Accumulated Other Comprehensive Loss (Tables)	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Accumulated Other Comprehensive Loss
Schedule of Accumulated Other Comprehensive Income

	Yen (millions)
	2011	2010	2009
Foreign currency translation adjustments:
Balance at beginning of year	(182,783)	(179,737)	(69,222)
Other comprehensive income (loss), net of reclassification adjustments	(69,194)	4,289	(110,899)
Net transfer from (to) noncontrolling interests	(229)	(7,335)	384

Balance at end of year	(252,206)	(182,783)	(179,737)

Pension liability adjustments:
Balance at beginning of year	(272,410)	(405,082)	(221,007)
Other comprehensive income (loss), net of reclassification adjustments	15,852	141,761	(184,153)
Net transfer from (to) noncontrolling interests	(8)	(9,089)	78

Balance at end of year	(256,566)	(272,410)	(405,082)

Net unrealized holding gain on available-for-sale securities:
Balance at beginning of year	25,564	12	22,581
Effect of consolidation of securitization entities upon initial adoption of the amended provisions of ASC 810	(2,977)	—	—
Other comprehensive income (loss), net of reclassification adjustments	(5,728)	23,209	(22,855)
Net transfer from (to) noncontrolling interests	46	2,343	286

Balance at end of year	16,905	25,564	12

Cash flow hedges:
Balance at beginning of year	(2,428)	(1,544)	450
Other comprehensive income (loss), net of reclassification adjustments	1,233	(833)	(2,031)
Net transfer from (to) noncontrolling interests	—	(51)	37

Balance at end of year	(1,195)	(2,428)	(1,544)

Total accumulated other comprehensive loss:
Balance at beginning of year	(432,057)	(586,351)	(267,198)
Effect of consolidation of securitization entities upon initial adoption of the amended provisions of ASC 810	(2,977)	—	—
Other comprehensive income (loss), net of reclassification adjustments	(57,837)	168,426	(319,938)
Net transfer from (to) noncontrolling interests	(191)	(14,132)	785

Balance at end of year	(493,062)	(432,057)	(586,351)

Schedule of Reclassification Adjustments of Other Comprehensive Income

	Yen (millions)
	2011
	Before-tax amount	Tax benefit (expense)	Net-of-tax amount
Other comprehensive loss arising during the year:
Foreign currency translation adjustments	(90,643)	—	(90,643)
Pension liability adjustments	(55,048)	26,580	(28,468)
Net unrealized holding gain on available-for-sale securities	(10,045)	4,833	(5,212)
Cash flow hedges	74	(177)	(103)

	(155,662)	31,236	(124,426)
Reclassification adjustments for realized net loss included in net income:
Foreign currency translation adjustments	3,264	—	3,264
Pension liability adjustments	78,505	(33,961)	44,544
Net unrealized holding gain on available-for-sale securities	(244)	104	(140)
Cash flow hedges	2,550	(459)	2,091

	84,075	(34,316)	49,759
Other comprehensive loss, net of reclassification adjustments:
Foreign currency translation adjustments	(87,379)	—	(87,379)
Pension liability adjustments	23,457	(7,381)	16,076
Net unrealized holding gain on available-for-sale securities	(10,289)	4,937	(5,352)
Cash flow hedges	2,624	(636)	1,988

	(71,587)	(3,080)	(74,667)

	Yen (millions)
	2010
	Before-tax amount	Tax benefit (expense)	Net-of-tax amount
Other comprehensive income arising during the year:
Foreign currency translation adjustments	8,487	—	8,487
Pension liability adjustments	116,184	3,979	120,163
Net unrealized holding gain on available-for-sale securities	40,295	(11,758)	28,537
Cash flow hedges	(308)	(1,173)	(1,481)

	164,658	(8,952)	155,706
Reclassification adjustments for realized net loss included in net loss:
Foreign currency translation adjustments	(1,580)	—	(1,580)
Pension liability adjustments	73,776	(29,916)	43,860
Net unrealized holding gain on available-for-sale securities	236	(97)	139
Cash flow hedges	258	552	810

	72,690	(29,461)	43,229
Other comprehensive income, net of reclassification adjustments:
Foreign currency translation adjustments	6,907	—	6,907
Pension liability adjustments	189,960	(25,937)	164,023
Net unrealized holding gain on available-for-sale securities	40,531	(11,855)	28,676
Cash flow hedges	(50)	(621)	(671)

	237,348	(38,413)	198,935

	Yen (millions)
	2009
	Before-tax amount	Tax benefit (expense)	Net-of-tax amount
Other comprehensive loss arising during the year:
Foreign currency translation adjustments	(144,317)	—	(144,317)
Pension liability adjustments	(318,557)	73,589	(244,968)
Net unrealized holding gain on available-for-sale securities	(68,652)	26,158	(42,494)
Cash flow hedges	(6,854)	2,446	(4,408)

	(538,380)	102,193	(436,187)
Reclassification adjustments for realized net loss included in net loss:
Foreign currency translation adjustments	(253)	—	(253)
Pension liability adjustments	53,186	(21,313)	31,873
Net unrealized holding gain on available-for-sale securities	27,134	(10,997)	16,137
Cash flow hedges	900	(76)	824

	80,967	(32,386)	48,581
Other comprehensive loss, net of reclassification adjustments:
Foreign currency translation adjustments	(144,570)	—	(144,570)
Pension liability adjustments	(265,371)	52,276	(213,095)
Net unrealized holding gain on available-for-sale securities	(41,518)	15,161	(26,357)
Cash flow hedges	(5,954)	2,370	(3,584)

	(457,413)	69,807	(387,606)